EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated September 1, 2006 with respect to Eaton Vance Tax-Managed Dividend Income Fund, do not differ materially from those contained in Post-Effective Amendment No. 119 (“Amendment No. 119”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 119 was filed electronically with the Commission (Accession No. 0000940394-06-000731) on August 28, 2006.

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner, Esq.
Secretary

Dated: September 5, 2006